DREYFUS OPPORTUNITY FUNDS
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

September 15, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Opportunity Funds
(Registration Nos: 333-34474 and 811-09891)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)
the Prospectuses that would have been filed pursuant to Rule 497(c) under the Act for Dreyfus Strategic Beta Emerging Markets Equity Fund and Dreyfus Strategic Beta U.S. Equity Fund, each a series of the Fund, would not have differed from those contained in Post-Effective Amendment No. 63 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 63 to the Fund's Registration Statement on Form N-1A was filed electronically on September 4, 2014.

DREYFUS OPPORTUNITY FUNDS

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President